Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Reconciliation of net income to common shareholders and summary of the basic and diluted earnings per share
The following is a reconciliation of net income attributable to common stockholders and a table summarizing the basic and diluted earnings per share calculations for the years ended December 31, 2013, 2012 and 2011:

	Years ended December 31,
	2013	2012	2011
Net income:
Net income	$22,598	$17,085	$2,335
Less: Preferred stock dividends	(27)	(119)	$(257)
Net income attributable to common stockholders	$22,571	$16,966	$2,078

Weighted average shares outstanding (in thousands):
Denominator for basic earnings per share – weighted average common shares outstanding	14,062	3,193	2,985
Effect of dilutive shares—employee and director stock options, restricted stock units and convertible preferred stock	3,051	4,324	533
Denominator for diluted earnings per share	17,113	7,517	3,518

Earnings per share:
Basic	$1.61	$5.31	$0.70
Diluted	$1.32	$2.26	$0.59